RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 5,869,910	$ 2,596,075
Operating limited partnership rents received in advance	41	3,009
Accrued fund management fees not deducted (deducted) for tax purposes	(1,507,699)	(2,008,044)
Other	9,102,061	11,474,758
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,484,936)	(2,114,273)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(432,684)	(550,248)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,236,798)	(6,305,813)
Income (loss) for tax return purposes, year ended	4,945,257	3,095,464
Series Fifteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	386,925	590,961
Operating limited partnership rents received in advance	(1,731)	(2,059)
Accrued fund management fees not deducted (deducted) for tax purposes	(691,424)	(342,524)
Other	2,146,122	2,850,771
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(400,421)	(455,102)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(63,505)	(105,127)
Difference due to fiscal year for book purposes and calendar year for tax purposes	38,200	(669,830)
Income (loss) for tax return purposes, year ended	1,414,166	1,867,090
Series Sixteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	59,564	3,285
Operating limited partnership rents received in advance	0	6,415
Accrued fund management fees not deducted (deducted) for tax purposes	94,279	40,901
Other	449,774	3,046,665
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,077,035)	(711,685)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(156,524)	(162,954)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(408,306)	(95,460)
Income (loss) for tax return purposes, year ended	(1,038,248)	2,127,167
Series Seventeen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	5,593,702	930,695
Operating limited partnership rents received in advance	(1,474)	(1,157)
Accrued fund management fees not deducted (deducted) for tax purposes	(685,587)	(1,523,273)
Other	6,613,088	2,487,075
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(347,353)	(435,970)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(20,175)	(81,697)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(5,619,894)	(4,669,536)
Income (loss) for tax return purposes, year ended	6,167,669	(3,293,863)
Series Eighteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(89,507)	489,636
Operating limited partnership rents received in advance	2,767	(74)
Accrued fund management fees not deducted (deducted) for tax purposes	(224,967)	(183,148)
Other	(143,620)	2,460,881
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(510,849)	(400,659)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(73,921)	(81,919)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(240,563)	(342,148)
Income (loss) for tax return purposes, year ended	(1,280,660)	1,942,569
Series Nineteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(80,774)	581,498
Operating limited partnership rents received in advance	479	(116)
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	36,697	629,366
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(149,278)	(110,857)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(118,559)	(118,551)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,235)	(528,839)
Income (loss) for tax return purposes, year ended	$ (317,670)	$ 452,501